Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of contractual obligations [Table Text Block]
Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accruals	$3,392	$3,392	$2,755	$637	$—	$—
Lease liability	557	659	145	297	217	—
Promissory note (Note 9)	16,629	16,919	16,919	—	—	—
Convertible debt (Note 8)	18,747	24,056	—	24,056	—	—
Firm commitments	—	436	64	284	88	—
Total	$39,325	$45,462	$19,883	$25,274	$305	$—